Business combination (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Purchase Price Allocation

The allocation of the purchase price at the date of acquisition is as follows:

(In thousands)
Property and equipment	255
Intangible assets
—Trademarks	6,120
—Technology (including right-to-use)	2,381
—Non-compete agreement	1,490
Goodwill	23,057

33,303